Warrants - Preferred stock and common stock outstanding (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Shares Issuable Upon Exercise of Warrant	16,877,907	1,937,260
March 17, 2014
Class of Warrant or Right [Line Items]
Contractual Term		10 years
Shares Issuable Upon Exercise of Warrant		94,459
Warrants exercise price		$ 0.24
September 28, 2016
Class of Warrant or Right [Line Items]
Contractual Term		10 years
Shares Issuable Upon Exercise of Warrant		1,014,963
Warrants exercise price		$ 0.003
July 5, 2017
Class of Warrant or Right [Line Items]
Contractual Term		10 years
Shares Issuable Upon Exercise of Warrant		141,689
Warrants exercise price		$ 0.24
February 12, 2019
Class of Warrant or Right [Line Items]
Contractual Term		10 years
Shares Issuable Upon Exercise of Warrant		28,338
Warrants exercise price		$ 0.24
March 30, 2020
Class of Warrant or Right [Line Items]
Contractual Term		10 years
Shares Issuable Upon Exercise of Warrant		279,974
Warrants exercise price		$ 0.40
December 3, 2020
Class of Warrant or Right [Line Items]
Contractual Term		10 years
Shares Issuable Upon Exercise of Warrant		377,837
Warrants exercise price		$ 0.42
January 13, 2021
Class of Warrant or Right [Line Items]
Contractual Term	10 years
Shares Issuable Upon Exercise of Warrant	2,552,913
Warrants exercise price	$ 0.42
July 16, 2021
Class of Warrant or Right [Line Items]
Contractual Term	5 years
Shares Issuable Upon Exercise of Warrant	14,324,994
Warrants exercise price	$ 11.50